Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2008		$ 15		$ 204,818	$ (201,172)	$ 3,661
Balance, shares at Dec. 31, 2008	5,739	15,213,959
Cumulative effect of change in accounting principle				(15,091)	12,961	(2,130)
Fair value of warrants reclassified from liability to equity upon exercise				1,785		1,785
Issuance of common stock for services				304		304
Issuance of common stock for services, shares		498,533
Expiration of put options		1		428		429
Expiration of put options, shares		522,500
Cashless exercise of common stock warrants		1		(1)
Cashless exercise of common stock warrants, shares		726,910				726,910
Conversion of Series B Preferred Stock to common stock
Exercise of common stock options				5		5
Exercise of common stock options, shares		5,342
Stock- based compensation				1,110		1,110
Net income (loss)					(2,271)	(2,271)
Balance at Dec. 31, 2009		17		193,358	(190,482)	2,893
Balance, shares at Dec. 31, 2009	5,739	16,967,244
Fair value of warrants reclassified from liability to equity upon exercise				10,013		10,013
Issuance of common stock for services				55		55
Issuance of common stock for services, shares		15,363
Cashless exercise of common stock warrants		4		(4)
Cashless exercise of common stock warrants, shares		3,518,110				3,518,110
Conversion of Series B Preferred Stock to common stock
Conversion of Series B Preferred Stock to common stock, shares	(60)	80,000				60
Exercise of common stock warrants				250		250
Exercise of common stock warrants, shares		100,000
Exercise of common stock options				805		805
Exercise of common stock options, shares		529,728
Stock- based compensation				1,821		1,821
Net income (loss)					(1,140)	(1,140)
Balance at Dec. 31, 2010		21		206,298	(191,622)	14,697
Balance, shares at Dec. 31, 2010	5,679	21,210,445
Fair value of warrants reclassified from liability to equity upon exercise				10,304		10,304
Cashless exercise of common stock warrants		1		(1)
Cashless exercise of common stock warrants, shares		476,663				476,673
Conversion of Series B Preferred Stock to common stock
Conversion of Series B Preferred Stock to common stock, shares	(20)	26,666				20
Exercise of common stock warrants		1		561		562
Exercise of common stock warrants, shares		1,072,116
Cashless exercise of common stock options, shares		49,685
Exercise of common stock options		1		769		770
Exercise of common stock options, shares		678,403
Stock- based compensation				2,907		2,907
Purchase of treasury stock			(95)			(95)
Net income (loss)					4,966	4,966
Purchase of treasury stock, shares			(25,000)
Balance at Dec. 31, 2011		$ 24	$ (95)	$ 220,838	$ (186,656)	$ 34,111
Balance, shares at Dec. 31, 2011	5,659	23,513,978	(25,000)